Operating segments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Geographic Risk | Revenue
Revenue, Major Customer [Line Items]
Interest revenue	$ 530	$ 481	$ 672	$ 987